Commitments And Contingencies (Commitments Outstanding To Originate, Purchase, Or Participate In Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Commitments And Contingencies [Abstract]
Originate fixed-rate	$ 77,085	$ 102,449
Originate adjustable-rate	17,997	18,272
Purchase/participate fixed-rate	95,247	81,107
Purchase/participate adjustable-rate	40,528	31,315
Commitments outstanding to originate, purchase, or participate in loans	$ 230,857	$ 233,143